Annual Total Returns (Bar Chart) - Health Sciences Trust (Health Sciences Trust, Series I, Health Sciences Trust)	12 Months Ended
May 01, 2011
Health Sciences Trust | Series I, Health Sciences Trust
Bar Chart Table:
2002	(27.24%)
2003	36.22%
2004	15.31%
2005	12.50%
2006	8.51%
2007	17.67%
2008	(29.90%)
2009	31.81%
2010	15.70%